Discontinued Operations (Narrative) (Details) In Millions	1 Months Ended	12 Months Ended			1 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2010 USD ($)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 27, 2009 USD ($)	May 31, 2011 Maximum [Member] USD ($)	May 31, 2011 Minimum [Member] USD ($)	Nov. 09, 2010 North American Fresh Bakery [Member] USD ($)	Jul. 02, 2011 North American Fresh Bakery [Member] USD ($)	Dec. 31, 2010 Global Body Care And European Detergents [Member] USD ($)	Jul. 02, 2011 Global Body Care And European Detergents [Member] USD ($)	Jul. 31, 2010 Air Care Products [Member] USD ($)	Jul. 02, 2011 Air Care Products [Member] USD ($)	Dec. 31, 2010 Non-Indian Insecticides [Member] EUR (€)	Dec. 31, 2010 Non-Indian Insecticides [Member] USD ($)	Feb. 28, 2011 Australia/New Zealand Bleach [Member] USD ($)	Jul. 02, 2011 Australia/New Zealand Bleach [Member] USD ($)	May 31, 2011 Shoe Care Business [Member] USD ($)	Jul. 02, 2011 Shoe Care Business [Member] USD ($)	Jul. 03, 2010 International Household And Body Care [Member] USD ($)	May 31, 2010 Godrej Sara Lee Joint Venture [Member] USD ($)	Jul. 03, 2010 Godrej Sara Lee Joint Venture [Member] USD ($)	Aug. 09, 2011 North American Refrigerated Dough [Member] USD ($)
Proceeds from disposition of business					$ 80	$ 70	$ 959		$ 1,600		$ 411		€ 154		$ 53		$ 276			$ 230		$ 545
Debt assumed							34
Contingent decrease In proceeds from divestiture							140
Potential regulatory purchase price reduction		140
Pension plan curtailment	25		10	17															(10)
Tax expense (benefit) related to results of discontinued operations																			453
Gain on sale of discontinued operations, tax expense		568	74					122		376		179				17					72
Tax charge, repatriation of foreign earnings		190	428
Tax benefit related to reversal of tax valuation allowance			40
Tax benefit related to anticipated utilization of capital loss carryforwards			22
Gain on disposition, after tax		736	84						491	491	94	94			31	31	119				78
Income (loss) from discontinued operations, tax expense (benefit)		(50)	481	109														79
Liability for deposit received for sale of business													152	203
Maximum exposure for loss associated with Independent Operators		$ 50